Financial Instruments at Fair Value Through Profit or Loss - Summary of Outstanding Contracts Not Accounted for Hedge Accounting (Detail)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, RM in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 MYR (RM)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 MYR (RM)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 EUR (€)
Swap contracts [member] | Sell NT$/buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 1,687,400	$ 1,782,400	$ 49,570,469						$ 53,136,302
Swap contracts [member] | Sell NT$/buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2019-01	2018-01
Swap contracts [member] | Sell NT$/buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2019-12	2018-12
Swap contracts [member] | Sell US$/buy CNY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2019-01	2018-01
Notional Amount	$ 50,292	$ 52,948		¥ 349,800						¥ 349,800
Swap contracts [member] | Sell US$/buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2019-01
Notional Amount	$ 54,203	$ 70,324				¥ 6,090,000						¥ 7,870,000
Swap contracts [member] | Sell US$/buy JPY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2018-02
Swap contracts [member] | Sell US$/buy JPY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2018-03
Swap contracts [member] | Sell US$/buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2019-01	2018-01
Notional Amount	$ 208,800	$ 217,300	6,423,242						6,505,767
Forward exchange contracts [member] | Sell NT$/buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2018-01
Notional Amount	$ 80,000	$ 80,000	$ 2,453,540						2,389,620
Forward exchange contracts [member] | Sell NT$/buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2019-01
Forward exchange contracts [member] | Sell NT$/buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2019-02
Forward exchange contracts [member] | Sell US$/buy CNY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2019-01
Notional Amount	$ 29,000	$ 125,000		¥ 200,108						¥ 828,858
Forward exchange contracts [member] | Sell US$/buy CNY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2018-01
Forward exchange contracts [member] | Sell US$/buy CNY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2018-04
Forward exchange contracts [member] | Sell US$/buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 37,733	$ 45,517				¥ 4,231,754						¥ 5,111,101
Forward exchange contracts [member] | Sell US$/buy JPY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2019-01	2018-01
Forward exchange contracts [member] | Sell US$/buy JPY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2019-02	2018-02
Forward exchange contracts [member] | Sell US$/buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2018-01
Notional Amount		$ 1,000							$ 30,142
Forward exchange contracts [member] | Sell US$/Buy EUR [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2019-01	2018-01
Notional Amount	$ 4,103	$ 10,674						€ 3,600						€ 9,000
Forward exchange contracts [member] | Sell US$/Buy MYR [Member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 14,000	$ 15,000			RM 58,430						RM 61,859
Forward exchange contracts [member] | Sell US$/Buy MYR [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2019-01	2018-01
Forward exchange contracts [member] | Sell US$/Buy MYR [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2019-02	2018-03
Forward exchange contracts [member] | Sell US$/Buy SGD [Member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 13,400	$ 11,300					$ 18,391						$ 15,305
Forward exchange contracts [member] | Sell US$/Buy SGD [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2019-01	2018-01
Forward exchange contracts [member] | Sell US$/Buy SGD [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2019-02	2018-02